Intangible assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	$ 155	$ 235
Costs [Member]
Statement [Line Items]
Amortization charge	$ 220	$ 86